Business Combinations	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business combinations

2.10 Business combinations

Accounting Policy:

Business combinations have been accounted for using the acquisition method under the provisions of IFRS 3 (Revised), Business Combinations.

The purchase price in an acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of acquisition, which is the date on which control is transferred to the Group. The purchase price also includes the fair value of any contingent consideration. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition. Contingent consideration is remeasured at fair value at each reporting date and changes in the fair value of the contingent consideration are recognized in the consolidated statement of comprehensive income.

The interest of non-controlling shareholders is initially measured either at fair value or at the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition-by-acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity of subsidiaries.

The payments related to options issued by the Group over the non-controlling interests in its subsidiaries are accounted as financial liabilities and initially recognized at the estimated present value of gross obligations. Such options are subsequently measured at fair value in order to reflect the amount payable under the option at the date at which it becomes exercisable. In the event that the option expires unexercised, the liability is derecognized.

Business combinations between entities under common control is outside the scope of IFRS 3 (Revised), Business Combinations and is accounted for at carrying value of assets acquired and liabilities assumed.

Acquisitions during the year ended March 31, 2025

InSemi

On May 10, 2024, Infosys Ltd acquired 100% voting interests in InSemi Technology Services Private Limited, a semiconductor design services company headquartered in India. This acquisition is expected to strengthen our expertise in semiconductor ecosystem and Engineering R&D services.

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the date of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets*	5	—	5
Intangible assets
Customer related	—	7	7
Brand	—	2	2
Deferred tax liabilities on intangible assets	—	(2)	(2)
Total			12
Goodwill			12
Total purchase price			24

(*)Includes cash and cash equivalents acquired of $5 million.

The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an intangible asset.

Goodwill is not tax-deductible.

The purchase consideration of $24 million includes cash of $20 million and contingent consideration with an estimated fair value of $4 million as on the date of acquisition.

At the acquisition date, the key inputs used in determination of the fair value of contingent consideration are the probabilities assigned towards achievement of financial targets and discount rate of 5.9%. The undiscounted value of contingent consideration as of March 31, 2025 was $4 million.

Additionally, this acquisition has retention bonus and management incentive payable to the employees of the acquiree over three years, subject to their continuous employment with the Group and achievement of financial targets for the respective years. Bonus and incentives are recognized in employee benefit expenses in the Consolidated Statement of Comprehensive Income over the period of service.

Fair value of trade receivables acquired is $4 million as of acquisition date and as of March 31, 2025 the amounts are substantially collected.

Transaction costs that the Group incurs in connection with a business combination such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred. The transaction costs of less than a million related to the acquisition have been included under administrative expenses in the Consolidated Statement of Comprehensive Income for the year ended March 31, 2025.

in-tech Holding GmbH

On July 17, 2024, Infosys Germany GmbH wholly owned step-down subsidiary of Infosys Limited acquired 100% voting interests in in-tech Holding GmbH, a leading provider of engineering R&D services headquartered in Germany. This acquisition is expected to strengthen Infosys’ engineering R&D capabilities and reaffirms its continued commitment to global clients to navigate their digital engineering journey.

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the date of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Assets(*)	87	—	87
Liabilities	(43)	—	(43)
Intangible Assets
Customer related	—	205	205
Brand	—	18	18
Deferred tax liabilities on intangible assets		(61)	(61)
Goodwill			297
Loan	(118)	—	(118)
Total purchase price			385
Loan repayment			118
Total cash outflow			503

(*) Includes cash and cash equivalents acquired of $23 million.

The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an intangible asset.

Goodwill is not tax-deductible.

The total purchase consideration of $385 million comprises the cash consideration paid to selling shareholders at the acquisition date.

Additionally, this acquisition has retention bonus and management incentive payable to the employees of the acquiree over two to five years, subject to their continuous employment with the Group and achievement of financial targets for the respective years. Bonus and incentives are recognized in employee benefit expenses in the Statement of Profit and loss over the period of service.

Fair value of trade receivables acquired is $17 million as of acquisition date and as of March 31, 2025 the amounts are substantially collected.

Transaction costs that the Group incurs in connection with a business combination such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred. The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the Consolidated Statement of Comprehensive Income for the year ended March 31, 2025.

Acquisitions during the year ended March 31, 2023

During fiscal 2023, the Group completed two business combinations to complement its digital offerings by acquiring 100% voting interests in:

1) oddity GmbH, oddity group services GmbH, oddity space GmbH, oddity jungle GmbH, oddity code GmbH and oddity waves GmbH (collectively known as oddity), a Germany-based digital marketing, experience, and commerce agencies on April 20, 2022; and

2) BASE life science A/S, a consulting and technology firm in the life Science industry in Europe on September 1, 2022.

These acquisitions are expected to strengthen the Group’s creative, branding and experience design capabilities and augment the Group’s life sciences expertise, scales its digital transformation capabilities with cloud based industry solutions and expand its presence across Europe.

The purchase price is allocated to assets acquired and liabilities assumed based upon determination of fair values at the dates of acquisition as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net assets(1)	12	—	12
Intangible assets
Customer contracts and relationships	—	34	34
Vendor relationships	—	4	4
Brand	—	3	3
Deferred tax liabilities on intangible assets	—	(10)	(10)
	12	31	43
Goodwill			79
Total purchase price			122

(1) Includes cash and cash equivalents acquired of $3 million

The excess of the purchase consideration paid over the fair value of assets acquired has been attributed to goodwill. The primary items that generated this goodwill are the value of the acquired assembled workforce and estimated synergies, neither of which qualify as an intangible asset.

Goodwill is not tax-deductible. Goodwill pertaining to these business combinations is allocated to operating segments as more fully described in Note 2.9.

The purchase consideration of $122 million includes cash consideration of $116 million and contingent consideration with an estimated fair value of $6 million as on the date of acquisition.

At the acquisition date, the key inputs used in determination of the fair value of contingent consideration are the probabilities assigned towards achievement of financial targets and discount rate of 12.5%. As of March 31, 2024, the contingent consideration was fully paid.

Additionally, these acquisitions have employee retention bonus payable to the employees of the acquiree over three years, subject to their continuous employment with the Group along with achievement of financial targets for the respective years. Performance and Retention Bonus is recognized in employee benefit expenses in the Consolidated Statement of Comprehensive Income over the period of service.

Fair value of trade receivables acquired, is $14 million as of acquisition date and as of March 31, 2024, the amounts are fully collected.

Transaction costs that the Group incurs in connection with a business combination such as finders’ fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred. The transaction costs of $1 million related to the acquisition have been included under administrative expenses in the Consolidated Statement of Comprehensive Income for the year ended March 31, 2023

Proposed acquisitions

On April 17, 2025, Infosys Singapore Pte Ltd., a wholly-owned step down subsidiary of Infosys Limited, entered into a definitive agreement to acquire 100% of the equity share capital of The Missing Link, a leading Cybersecurity service provider headquartered in Australia, for a consideration including earn-outs amounting up to AUD 98 million (approximately $62 million), excluding management incentives, and retention bonus, subject to customary closing adjustments. On April 30, 2025, the company completed its acquisition of The Missing Link.

On April 17, 2025, Infosys Nova Holdings LLC, a wholly-owned step down subsidiary of Infosys Limited, entered into a definitive agreement to acquire 100% of the partnership interests of MRE Consulting Ltd, a leading Energy Consulting company, headquartered in USA, for a consideration including earn-outs amounting up to $36 million, excluding management incentives, and retention bonus , subject to customary closing adjustments. To consummate this transaction, Infosys Nova Holdings LLC has simultaneously incorporated an entity Infosys Energy Consulting Services LLC. On April 30, 2025, the company completed its acquisition of MRE Consulting Ltd.